FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	$ 47,413	$ 54,094
Recurring fair value measurement | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	4,189	4,430
Financial liabilities	332	500
Recurring fair value measurement | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	993	828	$ 692
Financial liabilities	25	284	$ 589
Recurring fair value measurement | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	993	828
Financial liabilities	25	284
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	332	500
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	0	1
Recurring fair value measurement | Other financial liabilities, contingent consideration | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	0	258
Recurring fair value measurement | Corporate and government bonds | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	3,033	3,307
Recurring fair value measurement | Corporate and government bonds | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	249	85
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	522	404
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	634	719
Recurring fair value measurement | Other financial assets | Level 3 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	744	743
Recurring fair value measurement | Other financial assets - secured debentures | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	74	82
Recurring fair value measurement | Other financial assets - equity instruments designated as measured at FVOCI | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	204	211
Recurring fair value measurement | Other financial assets - debt instruments measured at FVTPL | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	$ 466	$ 450